Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Sep. 30, 2014
Balance Sheets Parenthetical
Class A Preferred Stock, Par Value	$ .0001	$ 0.0001
Class A Preferred Stock, Shares Authorized	1,850,000	1,850,000
Class A Preferred Stock, Shares Issued	1,840,000	1,840,000
Class A Preferred Stock, Shares Outstanding	1,840,000	1,840,000
Class B Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Class B Preferred Stock, Shares Authorized	5,000,000	5,000,000
Class B Preferred Stock, Shares Issued	5,000,000	5,000,000
Class B Preferred Stock, Shares Outstanding	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	351,967,345	290,144,844
Common stock, shares outstanding	351,967,345	290,144,844